License and Distribution Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
License And Distribution Agreements [Abstract]
License and Distribution Agreements

13.     License and Distribution Agreements

Sorrento Therapeutics, Inc. License and Transfer Agreement

On August 15, 2017, the Company entered into a License and Transfer Agreement with TNK Therapeutics, Inc. and Sorrento Therapeutics, Inc. (collectively “Sorrento”), pursuant to which the Company was granted an exclusive license to certain materials, patents and intellectual property related to Sorrento to develop and commercialize products for the treatment of any disease or disorder (the “2017 License Agreement”). During the first quarter of 2020, the 2017 License Agreement was mutually terminated.

On August 26, 2020, the Company and Sorrento entered into a binding term sheet for the exclusive worldwide license to CD19 CAR-T constructs for use in placenta-derived cells for the treatment of any disease or disorder (the “2020 Sorrento Term Sheet”). The 2020 Sorrento Term Sheet outlined various provisions to be incorporated and further negotiated in contemplation of a final license and supply agreement.

On September 30, 2020, the Company and Sorrento entered into a new License and Transfer Agreement for the exclusive worldwide license to CD19 CAR-T constructs for use in placenta-derived cells and/or cord blood-derived cells for the treatment of any disease or disorder (the “2020 Sorrento License Agreement”). Celularity retains the right to sublicense the rights granted under the agreement with Sorrento’s prior written consent. As consideration for the license, the Company is obligated to pay Sorrento a royalty equal to low single-digit percentage of net sales (as defined within the agreement) and a royalty equal to low double-digit percentage of all sublicensing revenues (as defined within the agreement). The 2020 Sorrento License Agreement will remain in effect until terminated by either the Company or Sorrento for uncured material breach upon 90 days written notice or, after the first anniversary of the effective date of the Sorrento Agreement, by the Company for convenience upon six months’ written notice to Sorrento.

The Company and Sorrento are actively negotiating a new supply agreement related to the 2020 Sorrento License Agreement. The 2020 Sorrento Term Sheet details certain aspects of this supply agreement, including (i) pricing terms on material and/or licensed product supplied under the 2020 Sorrento License Agreement and (ii) incentive payments based on delivery of preclinical and clinical vectors by certain dates. As of March 31, 2021, the Company did not incur incentive payments related to the 2020 Sorrento Term Sheet.

Lung Biotechnology PBC License Agreement

On June 30, 2017, the Company entered into a license agreement with Lung Biotechnology PBC (“LB”), a wholly owned subsidiary of United Therapeutics Corporation (the “LB Agreement”), whereupon the Company granted to LB an exclusive, worldwide sublicensable license of certain intellectual property to develop and commercialize products in the fields of thoracic and abdominal organ transplantation and pulmonary diseases (the “LB Licensed IP”). Pursuant to the Agreement the Company agreed to supply LB with placental-derived stem cells for use in the development and commercialization of products.

On April 3, 2020, the Company and LB agreed to expand their strategic collaborative license agreement to include treatment of COVID-19 and Acute Respiratory Distress Syndrome (“ARDS”). Under the amended collaborative agreement, the Company will seek regulatory approval for CYNK-001 in the treatment of COVID-19, and LB will seek regulatory approval for CYNK-001 in the treatment of ARDS. LB has global rights under the amended collaborative agreement to commercialize CYNK-001 in the treatment of COVID-19 and ARDS. The collaboration will be governed by a joint steering committee to oversee development and commercialization activities. LB will provide financial support as needed and requested by Celularity, subject to a maximum of $75 per enrolled patient in the related clinical studies, which will be recorded as an offset to research and development expense.

During the first quarter of 2021, the license agreement with LB was terminated in its entirety effective April 11, 2021. The termination applies to the April 3, 2020 amendment for the treatment of CYNK-001 in COVID-19 and ARDS.

Genting Innovation PTE LTD Distribution Agreement

On May 4, 2018, concurrently with Dragasac’s equity investment in the Series B Preferred Stock, the Company entered into a distribution agreement with Genting Innovation PTE LTD (“Genting”) pursuant to which Genting was granted supply and distribution rights to certain Company products in select Asia markets (the “Genting Agreement”). The Genting Agreement grants Genting limited distribution rights to the Company’s then-current portfolio of degenerative disease products and provides for the automatic rights to future products developed by or on behalf of the Company.

The term of the Genting Agreement was renewed on January 31, 2021, and automatically renews for successive twelve-month terms unless Genting provides written notice of its intention not to renew at least three months prior to a renewal term or the Genting Agreement is otherwise terminated by either party for cause.

Genting and Dragasac are both direct subsidiaries of Genting Berhad, a public limited liability company incorporated and domiciled in Malaysia.

Celgene Corporation License Agreement

In connection with the Anthrogenesis acquisition, on August 20, 2017, the Company entered into a license agreement with Celgene (the “Celgene Agreement”) pursuant to which the Company granted Celgene two separate licenses to certain intellectual property owned or controlled by Anthrogenesis as of the date of the Company’s acquisition of Anthrogenesis (the “Anthrogenesis IP”). The Celgene Agreement grants Celgene a royalty-free, fully-paid up, worldwide, non-exclusive license to the Anthrogenesis IP for pre-clinical research purposes in all fields and a royalty-free, fully-paid up, worldwide license, with the right to grant sublicenses, to the Anthrogenesis IP for the development, manufacture, commercialization and exploitation of products in the field of the construction of any CAR, the modification of any T-lymphocyte or NK cell to express such a CAR, and/or the use of such CARs or T-lymphocytes or NK cells for any purpose, including prophylactic, diagnostic, and/or therapeutic uses thereof.

The Celgene Agreement will remain in effect until its termination by either party for cause.

Sanuwave Licensing Agreement

On August 6, 2020, in conjunction with the sale of the UltraMIST business, the Company entered into a five-year licensing arrangement with Sanuwave that includes (i) an exclusive Biovance license for distribution and commercialization in the wound care market worldwide, except for certain Asian jurisdictions and (ii) a non-exclusive license for the distribution and commercialization of Interfyl in the wound care market worldwide, except for certain Asian jurisdictions (the “Sanuwave Licensing Agreement”). Sanuwave has the right to grant sublicenses of the exclusive Biovance license and non-exclusive Interfyl license to (i) its affiliates without the consent of the Company and (ii) any third party for the sole purpose of providing services directly to Sanuwave upon prior written consent by the Company. The Sanuwave License Agreement will automatically renew for additional one-year periods unless either party gives written notice of termination at least 180 days prior to the expiration of the then-current term. Under the Sanuwave License Agreement, the Company will receive a quarterly license fee and a defined royalty on each product sold. A credit is provided to Sanuwave for Biovance royalties up to the quarterly license fee amount. The Company may terminate the Sanuwave Licensing Agreement following the second year if annual sales of that year are less than $3,000. Following the third year of the agreement, either party may terminate the Sanuwave Licensing Agreement upon 90 days written notice should annual sales not exceed $5,000 in that third year or any year thereafter.

Under the Sanuwave Licensing Agreement, the Company will serve on a joint steering committee where it will oversee Sanuwave’s marketing efforts with respect to the licensed products.

14.     License and Distribution Agreements

Sorrento Therapeutics, Inc. License and Transfer Agreement

On August 15, 2017, the Company entered into a License and Transfer Agreement with TNK Therapeutics, Inc. and Sorrento Therapeutics, Inc. (collectively “Sorrento”), pursuant to which the Company was granted an exclusive license to certain materials, patents and intellectual property related to Sorrento to develop and commercialize products for the treatment of any disease or disorder (the “2017 License Agreement”). During the first quarter of 2020, the 2017 License Agreement was mutually terminated.

On August 26, 2020, the Company and Sorrento entered into a binding term sheet for the exclusive worldwide license to CD19 CAR-T constructs for use in placenta-derived cells for the treatment of any disease or disorder (the “2020 Sorrento Term Sheet”). The 2020 Sorrento Term Sheet outlined various provisions to be incorporated and further negotiated in contemplation of a final license and supply agreement.

On September 30, 2020, the Company and Sorrento entered into a new License and Transfer Agreement for the exclusive worldwide license to CD19 CAR-T constructs for use in placenta-derived cells and/or cord blood-derived cells for the treatment of any disease or disorder (the “2020 Sorrento License Agreement”). Celularity retains the right to sublicense the rights granted under the agreement with Sorrento’s prior written consent. As consideration for the license, the Company is obligated to pay Sorrento a royalty equal to low single-digit percentage of net sales (as defined within the agreement) and a royalty equal to low double-digit percentage of all sublicensing revenues (as defined within the agreement). The 2020 Sorrento License Agreement will remain in effect until terminated by either the Company or Sorrento for uncured material breach upon 90 days written notice or, after the first anniversary of the effective date of the Sorrento Agreement, by the Company for convenience upon six months’ written notice to Sorrento.

The Company and Sorrento are actively negotiating a new supply agreement related to the 2020 Sorrento License Agreement. The 2020 Sorrento Term Sheet details certain aspects of this supply agreement, including (i) pricing terms on material and/or licensed product supplied under the 2020 Sorrento License Agreement and (ii) incentive payments based on delivery of preclinical and clinical vectors by certain dates. As of December 31, 2020, the Company did not incur incentive payments related to the 2020 Sorrento Term Sheet.

Lung Biotechnology PBC License Agreement

On June 30, 2017, the Company entered into a license agreement with Lung Biotechnology PBC (“LB”), a wholly owned subsidiary of United Therapeutics Corporation (the “LB Agreement”), whereupon the Company granted to LB an exclusive, worldwide sublicensable license of certain intellectual property to develop and commercialize products in the fields of thoracic and abdominal organ transplantation and pulmonary diseases (the “LB Licensed IP”). Pursuant to the Agreement the Company agreed to supply LB with placental-derived stem cells for use in the development and commercialization of products.

On April 3, 2020, the Company and LB agreed to expand their strategic collaborative license agreement to include treatment of COVID-19 and Acute Respiratory Distress Syndrome (“ARDS”). Under the amended collaborative agreement, the Company will seek regulatory approval for CYNK-001 in the treatment of COVID-19, and LB will seek regulatory approval for CYNK-001 in the treatment of ARDS. LB has global rights under the amended collaborative agreement to commercialize CYNK-001 in the treatment of COVID-19 and ARDS. The collaboration will be governed by a joint steering committee to oversee development and commercialization activities. LB will provide financial support as needed and requested by Celularity, subject to a maximum of $75 per enrolled patient in the related clinical studies, which will be recorded as an offset to research and development expense.

During the first quarter of 2021, the LB License Agreement was terminated in its entirety effective April 11, 2021 (see Note 19).

Genting Innovation PTE LTD Distribution Agreement

On May 4, 2018, concurrently with Dragasac’s equity investment in the Series B Preferred Stock, the Company entered into a distribution agreement with Genting Innovation PTE LTD (“Genting”) pursuant to which Genting was granted supply and distribution rights to certain Company products in select Asia markets (the “Genting Agreement”). The Genting Agreement grants Genting limited distribution rights to the Company’s then-current portfolio of degenerative disease products and provides for the automatic rights to future products developed by or on behalf of the Company.

The term of the Genting Agreement was renewed on January 31, 2020, and automatically renews for successive twelve month terms unless: Genting provides written notice of its intention not to renew at least three months prior to a renewal term or the Genting Agreement is otherwise terminated by either party for cause.

Genting and Dragasac are both direct subsidiaries of Genting Berhad, a public limited liability company incorporated and domiciled in Malaysia.

Celgene Corporation License Agreement

In connection with the Anthrogenesis acquisition, on August 20, 2017, the Company entered into a license agreement with Celgene (the “Celgene Agreement”) pursuant to which the Company granted Celgene two separate licenses to certain intellectual property owned or controlled by Anthrogenesis as of the date of the Company’s acquisition of Anthrogenesis (the “Anthrogenesis IP”). The Celgene Agreement grants Celgene a royalty-free, fully-paid up, worldwide, non-exclusive license to the Anthrogenesis IP for pre-clinical research purposes in all fields and a royalty-free, fully-paid up, worldwide license, with the right to grant sublicenses, to the Anthrogenesis IP for the development, manufacture, commercialization and exploitation of products in the field of the construction of any CAR, the modification of any T-lymphocyte or NK cell to express such a CAR, and/or the use of such CARs or T-lymphocytes or NK cells for any purpose, including prophylactic, diagnostic, and/or therapeutic uses thereof.

The Celgene Agreement will remain in effect until its termination by either party for cause.

Sanuwave Licensing Agreement

On August 6, 2020, in conjunction with the sale of the UltraMIST business, the Company entered into a five-year licensing arrangement with Sanuwave that includes (i) an exclusive Biovance license for distribution and commercialization in the wound care market worldwide, except for certain Asian jurisdictions and (ii) a non-exclusive license for the distribution and commercialization of Interfyl in the wound care market worldwide, except for certain Asian jurisdictions (the “Sanuwave Licensing Agreement”). Sanuwave has the right to grant sublicenses of the exclusive Biovance license and non-exclusive Interfyl license to (i) its affiliates without the consent of the Company and (ii) any third party for the sole purpose of providing services directly to Sanuwave upon prior written consent by the Company. The Sanuwave License Agreement will automatically renew for additional one-year periods unless either party gives written notice of termination at least 180 days prior to the expiration of the then-current term. Under the Sanuwave License Agreement, the Company will receive a quarterly license fee and a defined royalty on each product sold. A credit is provided to Sanuwave for Biovance royalties up to the quarterly license fee amount (see Note 3). The Company may terminate the Sanuwave Licensing Agreement following the second year if annual sales of that year are less than $3,000. Following the third year of the agreement, either party may terminate the Sanuwave Licensing Agreement upon 90 days written notice should annual sales not exceed $5,000 in that third year or any year thereafter.

Under the Sanuwave Licensing Agreement, the Company will serve on a joint steering committee where it will oversee Sanuwave’s marketing efforts with respect to the licensed products.